Employees Salary and Related Costs - Schedule of Employees Salary and Related Costs (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Employees Salary and Related Costs [Abstract]
Director fees	RM 796,125	$ 196,042	RM 212,633
Director salaries	822,000	202,413	556,692	427,875
Admin salaries	3,591,040	884,275	2,261,769	1,837,873
Technical staff salaries	3,525,208	868,064	3,036,224	2,462,096
Total	8,734,373	2,150,794	6,067,318	4,727,844
Director related expenses	698,011	171,882	281,941	181,116
Admin related expenses	1,230,666	303,045	1,250,196	786,795
Technical staff related expenses	1,403,500	345,605	1,449,449	1,182,943
Total	RM 3,332,177	$ 820,532	RM 2,981,586	RM 2,150,854